S-K 1603(b) Conflicts of Interest	Dec. 15, 2025
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Potential investors should also be aware of the following other potential conflicts of interest:

•        none of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        in the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Please see “— Directors and Executive Officers” for a description of our management’s other affiliations.

•        our initial shareholders, officers and directors will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders, officers and directors will agree to waive their rights to liquidating distributions from the trust account with respect to any founder shares held by them if we fail to consummate our initial business combination within the completion window. However, if our initial shareholders or any of our officers, directors or affiliates acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and the private placement warrants will expire worthless. Except as described herein, (1) pursuant to a letter agreement entered into with us, our initial shareholders, officers and directors will agree not to transfer, assign or sell any founder shares held by them until 180 days after completion of our initial business combination. Any permitted transferees would be subject to the same restrictions and other agreements of our sponsor with respect to any founder shares, and (2) pursuant to a letter agreement entered into with us, our sponsor will agree not to transfer, assign or sell any private placement warrants and the Class A ordinary shares underlying such warrants until 30 days after the completion of our initial business combination. We refer to such transfer restrictions throughout this prospectus as the lock-up restrictions. Notwithstanding the foregoing, if we complete a liquidation, merger, stock exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property, the founder shares will be released from the lock-up. Since our sponsor, members of our management team may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

•        our key personnel may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such key personnel was included by a target business as a condition to any agreement with respect to our initial business combination.

•        our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $5,525,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.004 per share) and the $5,500,000 purchase price for the private placement warrants (or $1.00 per warrant), which may be exercised on a cashless basis. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares and if our sponsor were required to pay cash to exercise the private placement warrants.

•        certain members of our management team will receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        in the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        similarly, if we agree to pay our sponsor or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties:

Individual(1)	Entity	Entity’s Business	Affiliation
Nicholas Petruska	Vine Hill Capital Investment Corp	SPAC	Chief Executive Officer and Director
	Vine Hill Capital Sponsor I LLC	SPAC Sponsorship	Managing Member
	Vine Hill Capital Sponsor II LLC	SPAC Sponsorship	Managing Member
	Vine Hill Capital Partners LLC	Investment Entity	Managing Member
Daniel Zlotnitsky	Vine Hill Capital Investment Corp	SPAC	Chief Financial Officer and Director
	Vine Hill Capital Partners LLC	Investment Entity	Member
John Adams	Vine Hill Capital Investment Corp	SPAC	Director
	CMD Global Partners	Investment Bank	Founding Partner
Marshall Sonenshine	Sonenshine Partners	Investment Bank	Managing Partner
Junping Wang	—	—	—

____________

(1)      Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations.

SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	none of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.
Our Initial Shareholders [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	our initial shareholders, officers and directors will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders, officers and directors will agree to waive their rights to liquidating distributions from the trust account with respect to any founder shares held by them if we fail to consummate our initial business combination within the completion window. However, if our initial shareholders or any of our officers, directors or affiliates acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and the private placement warrants will expire worthless. Except as described herein, (1) pursuant to a letter agreement entered into with us, our initial shareholders, officers and directors will agree not to transfer, assign or sell any founder shares held by them until 180 days after completion of our initial business combination. Any permitted transferees would be subject to the same restrictions and other agreements of our sponsor with respect to any founder shares, and (2) pursuant to a letter agreement entered into with us, our sponsor will agree not to transfer, assign or sell any private placement warrants and the Class A ordinary shares underlying such warrants until 30 days after the completion of our initial business combination. We refer to such transfer restrictions throughout this prospectus as the lock-up restrictions. Notwithstanding the foregoing, if we complete a liquidation, merger, stock exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property, the founder shares will be released from the lock-up. Since our sponsor, members of our management team may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Our Sponsor and Members of Our Management [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $5,525,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.004 per share) and the $5,500,000 purchase price for the private placement warrants (or $1.00 per warrant), which may be exercised on a cashless basis. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares and if our sponsor were required to pay cash to exercise the private placement warrants.